COMMITMENTS AND CONTINGENCIES (Details Narrative) - Hainan Haifu Technology Ltd [Member] - Website Platform Maintenance Agreement [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2022
Website maintenance services, monthly fees	$ 22,231
Average rate	$ 6.7473
Cash insured deposit	$ 78,740	$ 78,719